Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Registrant Name	dei_EntityRegistrantName	SunAmerica Equity Funds
CIK	dei_EntityCentralIndexKey	0000799084
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 28, 2021
Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2021
Prospectus Date	rr_ProspectusDate	Jan. 28, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A